Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Practices
Annual awards under our long-term incentive (LTI) program for named executive officers are typically approved by the
Compensation Committee during its February meeting, with a grant date of March 1, in accordance with our pre-established equity award grant schedule. The target LTI value is converted into grants based on the stock price on the date of grant. We do not grant equity awards in anticipation of the release of material, nonpublic information, nor do we time such releases of material, nonpublic information based on equity award grant dates, vesting events or sale events. In 2024, we have not timed the disclosure of material, nonpublic information for the purpose of affecting the value of executive compensation for our named executive officers. Additionally, no stock options were granted to our named executive officers in 2024.

Award Timing Method	Annual awards under our long-term incentive (LTI) program for named executive officers are typically approved by the
Compensation Committee during its February meeting, with a grant date of March 1, in accordance with our pre-established equity award grant schedule. The target LTI value is converted into grants based on the stock price on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do
not grant equity awards in anticipation of the release of material, nonpublic information, nor do we time such releases of material, nonpublic information based on equity award grant dates, vesting events or sale events.
MNPI Disclosure Timed for Compensation Value	false